Leases (Details)	Jul. 29, 2022 USD ($)	Jul. 29, 2022 CNY (¥)	Jun. 21, 2021 USD ($)	Jun. 21, 2021 CNY (¥)	Jun. 24, 2019 USD ($)	Jun. 24, 2019 CNY (¥)
Leases [Line Items]
Annual rental payment	$ 92,189	¥ 660,000	$ 104,555	¥ 675,120	$ 65,103	¥ 431,460